Fair value measurement - Gains and losses (realized and unrealized) included in earnings for level 3 assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Gains (Losses) included in earnings	$ (42,115)	$ (27,563)	$ (8,519)
Liabilitiy - Gains (Losses) included in earnings			(6,112)
Change in unrealized gain loss - Fair value assets	(19,300)	(14,169)	8,725
Change in unrealized gain loss - fair value liabilities			0
Gain (loss) included in earnings	(42,115)	(27,563)	(14,631)
FDIC Loss Share Expense Income
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Liabilitiy - Gains (Losses) included in earnings	0	0	(6,112)
Change in unrealized gain loss - fair value liabilities	0	0	0
Mortgage banking activities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Gains (Losses) included in earnings	(42,055)	(27,516)	(8,477)
Change in unrealized gain loss - Fair value assets	(19,327)	(14,190)	8,703
Trading gains losses
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Gains (Losses) included in earnings	(60)	(47)	(42)
Change in unrealized gain loss - Fair value assets	$ 27	$ 21	$ 22